Other liabilities - Summary of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other liabilities [abstract]
Net defined benefit liability	€ 227	€ 350
Other post-employment benefits	72	83
Other staff-related liabilities	612	490
Share-based payment plan liabilities	4	2
Other taxation and social security contributions	409	435
Rents received in advance	19	15
Costs payable	2,016	2,018
Amounts to be settled	5,082	4,877
Lease liabilities	1,220	1,339
Other	3,178	1,999
Other liabilities	€ 12,839	€ 11,609